Stock-Based Compensation - Estimated Fair Value at Date of Grant of Options for Common Stock and Date of Conversion for Awards using Black Scholes Option Pricing Model (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Weighted-average or grant date fair value of options granted	$ 0.00	$ 18.94	$ 6.04
Dividend yield	0.00%	0.00%	0.00%
Volatility	0.00%	43.00%	42.80%
Risk-free interest rate	0.00%	1.85%	1.06%
Expected life	0 years	5 years 11 months	6 years